Contributed equity	6 Months Ended
Dec. 31, 2023
Text block [abstract]
Contributed equity
Note 16. Contributed equity

	Consolidated
	December 2023	June 2023	December 2023	June 2023
	Shares	Shares	$	$
Ordinary shares — fully paid	263,615,444	228,029,114	98,779,714	97,452,246

Movements in spare share capital

Details	Date	Shares	Issue price	$
Balance	1 July 2023	228,029,114		97,452,246
ATM issue of shares No. 19	7 July 2023	8,148,140	$0.1856	1,512,523
ATM issue of shares No. 20	11 July 2023	157,120	$0.1647	25,877
ATM issue of shares No. 21	4 August 2023	15,000	$0.1679	2,519
ATM issue of shares No. 22	30 November 2023	1,066,070	$0.1006	107,268
Registered Direct Offering	5 December 2023	26,200,000	$0.0000	—
Less: share issue transaction costs		—	$0.0000	(320,719)

Balance	31 December 2023	263,615,444		98,779,714

During the period Kazia issued 2,620,000 ADSs to an institutional investor (issued at US$0.45). As part of the placement the investor purchased 1,824,445 pre-funded
warrants (purchased for US$0.44 with an exercise price of US$0.01) and 4,444,445 free attaching warrants (with an exercise price of US$0.583). The gross proceeds received for this placement was US$1,981,756 (translated into A$3,020,315). The warrants issued were determined to be a derivative financial liability and the accounting standards require that the proceeds received are first applied to the fair value of any derivative liability issued and that equity then represents the residual value in the transaction. The fair value of the warrants at issue date were determined to equal US$1,981,756 resulting in no residual equity value. Hence the equity reconciliation above shows the 26,200,000 shares issued but attributes no $ value to the issue.
Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Consolidated entity in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Consolidated entity does not have a limited amount of authorised capital.
On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.
Share buy-back
There is no current
on-market
share buy-back.
Capital risk management
The Consolidated entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.
Capital is regarded as total equity, as recognised in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.
The capital structure of the Consolidated entity consists of cash and cash equivalents and equity attributable to equity holders. The overall strategy of the Consolidated entity is to continue its drug development programs, which depends on raising sufficient funds, through a variety of sources including issuing of additional share capital, as may be required from time to time.
The capital risk management policy remains unchanged from the prior year.